Net Income (Loss) Per Share	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE
18.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for years indicated:

	Year ended March 31,
	2020	2021	2022
	$	$	$

Net income (loss) attributable to Highway Holdings Limited’s shareholders, basic and diluted	686	(461)	443

Shares:
Weighted average common shares used in computing basic net income (loss) per share	3,909,976	4,006,400	4,033,346
Dilutive stock option	-	-	154,385
Weighted average common shares used in computing diluted net income (loss) per share	3,909,976	4,006,400	4,187,731

Net income (loss) per share, basic	0.18	(0.12)	0.11

Net income (loss) per share, diluted	0.18	(0.12)	0.11

For the year ended March 31, 2020, stock options to purchase 385,000 shares of the Company’s stock were excluded from the EPS calculation, as their effects were anti-dilutive.

For the year ended March 31, 2021, stock options to purchase 365,000 shares of the Company’s stock were excluded from the EPS calculation, as their effects were anti-dilutive.